Acquisitions (Details) (USD $)	0 Months Ended	1 Months Ended	3 Months Ended		12 Months Ended			0 Months Ended					23 Months Ended		0 Months Ended
	Dec. 24, 2012	Feb. 28, 2011	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Feb. 15, 2013 Utica Shale [Member] well acre	Dec. 21, 2012 Utica Shale [Member] acre	Dec. 18, 2012 Utica Shale [Member]	Dec. 19, 2012 Utica Shale [Member] acre	Dec. 24, 2012 Utica Shale [Member] acre	Dec. 31, 2012 Utica Shale [Member] acre wells	Dec. 17, 2012 Utica Shale [Member] acre	Feb. 15, 2013 Common Stock [Member] Public Offering [Member]	Jan. 07, 2013 Common Stock [Member] Public Offering [Member]	Dec. 24, 2012 Common Stock [Member] Public Offering [Member]	Jan. 07, 2013 Common Stock [Member] Public Offering [Member]	Dec. 05, 2011 Common Stock [Member] Public Offering [Member]	Jul. 15, 2011 Common Stock [Member] Public Offering [Member]	Mar. 30, 2011 Common Stock [Member] Public Offering [Member]	May 25, 2010 Common Stock [Member] Public Offering [Member]	May 25, 2010 Common Stock [Member] Public Offering [Member]
Business Acquisition [Line Items]
Period allowed for refusal		6 months
Affiliates participation ratio			50.00%		50.00%
Gas and oil areage, undeveloped, net								22,000	37,000		7,000	37,000	106,000	30,000
Cash price of ownership interest								$ 220,000,000	$ 70,000,000	$ 302,000,000	$ 372,000,000		$ 619,600,000
Gas and oil areage, undeveloped, gross (acres)													137,000
Amount put in escrow								33,600,000			53,900,000
Stock option, portion attributable to underwriters (shares)																900,000	750,000					187,022
Number Of Wells Owned								14					14
Proceeds from issuance of common stock, net of offering costs, and exercise of stock options	$ 427,900,000		$ 357,640,000		$ 427,091,000	$ 307,154,000	$ 21,879,000	$ 325,800,000				$ 460,700,000			$ 325,800,000		$ 427,900,000	$ 460,700,000	$ 128,000,000	$ 94,700,000	$ 84,300,000		$ 21,600,000
Increase (Decrease) In Lease Interest, Percentage								16.20%
Lease Interest, Percentage								93.80%
Number of proposed future wells excluded from acquisition								16